Share-based Payments	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payments	Share-based Payments
Takeda maintains share-based compensation payment plans for the benefit of its directors and certain of employees of the Company and its subsidiaries and affiliates worldwide. Takeda recorded total compensation expense related to its share-based payment plans of 18,787 million JPY, 30,016 million JPY, and 39,428 million JPY for the years ended March 31, 2019, 2020 and 2021, respectively, in its consolidated statements of profit or loss.
Equity-settled Plans
Stock Options
Takeda previously provided a stock option plan under which it granted awards to members Takeda’s board of directors (the “Board”), corporate officers, and senior management through the year ended March 31, 2014. There were no stock options granted during the years presented in these financial statements and all previously granted awards are fully vested. These awards generally vested three years after the grant date. The stock options are exercisable for 10 years after the grant date for options held by members of the Board and 20 years for options held by corporate officers and senior management. The individual must be either a Board member or an employee of the Company or one of its subsidiaries or affiliates to exercise the options, unless the individual retired due to the expiration of their term of office, mandatory retirement or other acceptable reasons.
There was no compensation expense recorded during the years ended March 31, 2019, 2020 and 2021 as all awards were fully vested.
The following table summarizes the stock option activities:

	For the Year Ended March 31
	2019		2020		2021
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	3,403,800	¥4,054	3,389,200	¥4,055	3,371,200	¥4,065
Exercised	(14,600)	3,721	(18,000)	2,266	(14,000)	1
As of end of the year	3,389,200	4,055	3,371,200	4,065	3,357,200	4,082
All of the stock options were exercisable as of March 31, 2019, 2020 and 2021.
The weighted-average share price at the date of exercise was 4,679 JPY, 4,390 JPY and 4,115 JPY during the years ended March 31, 2019, 2020 and 2021, respectively. The weighted-average exercise price and weighted-average remaining contractual life of the share options outstanding were 4,055 JPY and 13 years, 4,065 JPY and 12 years, and 4,082 JPY and 11 years, as of March 31, 2019, 2020 and 2021, respectively.
Stock Incentive Plans
Takeda has 3 stock-based incentive compensation plans for its directors and members of senior management, including the following:

Board incentive plan (“BIP”) -The BIP is a stock-based incentive plan for Board members whereby restricted share and performance share awards are granted to Board members. Each award is settled in a single share of the Company common stock. Under the BIP, restricted shares vest one third each year over a three-year period and performance shares vest three years from the date of grant. The settlement value of the awards is based on stock price and subject to, among other things, applicable tax withholding, foreign exchange rates (in countries other than Japan) and the value of company dividends during the vesting period. Performance shares are subject to certain service-based conditions and also subject to the achievement of certain performance metrics that are intended to align with Takeda’s strategic focus and long-term growth. For purposes of the performance shares, the performance metrics primarily consisted of: (i) 3-year accumulated underlying revenue; (ii) core operating profit margin; (iii) 3-year accumulated free cash flow; (iv) certain R&D goals; and (v) 3-year relative total shareholder return. Performance stock unit awards vest three years from the date of grant. Takeda, through a wholly owned trust, buys shares of the Company common stock in the market on the grant date, and uses these shares to settle the awards upon vesting. The number of shares the individual receives (either through physical settlement or cash) is based on the achievement of the performance criteria and vesting of the award. The trust settles the awards through the issuance of shares to individuals resident in Japan. For individuals resident outside of Japan the trust sells the share the individual is eligible to receive and pays the cash to the individual in settlement of the award.

Employee Stock Ownership Plan (“ESOP”) - The ESOP is a stock-based incentive plan for senior management of the Company and its subsidiaries and affiliates whereby awards are granted to the employees. Each award is settled in a single share of the Company common stock. The vesting of the awards under this plan is the same as the BIP for certain members of senior management with the remainder of the employees’ awards vesting one third each year over a three-year period. The settlement value of the awards is based on stock price and subject to, among other things, applicable tax withholding and the value of company dividends during the vesting period. Performance shares are subject to certain service-based conditions and also subject to the achievement of certain performance metrics that are intended to align with Takeda’s strategic focus and long-term growth. For purposes of the performance shares, the performance metrics primarily consisted of (i) 3-year accumulated underlying revenue; (ii) core operating profit margin; (iii) 3-year accumulated free cash flow; (iv) certain R&D goals; and (v) 3-year relative total shareholder return. Performance stock unit awards vest three years from the date of grant. Takeda issues shares the Company common stock to a wholly owned trust on the grant date and uses these shares to settle the awards upon vesting. The number of shares the individual receives is based on the achievement of the performance criteria and vesting of the award.

Long-Term Incentive Plan (“LTIP”) - The LTIP was approved by the Board on June 24, 2020 and is an incentive plan that provides for the grant of awards to eligible employees, including members of senior management of the Company and its subsidiaries and affiliates. The LTIP provides for the grant of restricted stock unit awards and performance stock units, as well other equity based awards. Grants under the LTIP may be settled in shares of the Company common stock, American Depositary Shares (“ADSs”) or cash, or a combination thereof.
Takeda first granted awards under the LTIP on July 1, 2020 in the form of restricted stock unit awards and performance stock unit awards, and no other forms of award have been granted under the LTIP to date. Restricted stock unit awards are subject to certain service-based conditions and vest ratably over three years. The value of such awards when such awards are to be settled in ADSs is based on the fair market value of the shares of the Company common stock converted into ADSs, subject to, among other things, applicable tax withholding, foreign exchange rates and the value of company dividends during the vesting period. Performance stock units are subject to certain service-based conditions and also subject to the achievement of certain performance metrics that are intended to align with Takeda’s strategic focus and long-term growth. For purposes of the performance stock unit awards granted during the reporting period, the performance metrics consisted of: (i) 3-year accumulated underlying revenue; (ii) core operating profit margin; (iii) 3-year accumulated free cash flow; (iv) certain R&D goals; and (v) 3-year relative total shareholder return. Performance stock units vest three years from the date of grant. Performance stock units granted on July 1, 2020 are scheduled to vest, subject to the conditions described above, as well as any other applicable conditions pursuant to the individual award agreements, on July 1, 2023.
Restricted stock unit awards and performance stock unit awards granted under the LTIP are to be settled in the Company common stock to award recipients resident and employed in Japan and in ADS to award recipients resident and employed in countries outside of Japan where settlement in ADSs is permitted by local law and regulation. In countries outside of Japan where such form of settlement is not permissible due to legal, regulatory and/or administrative reasons, restricted stock unit awards and performance stock units awards are structured such that settlement is to be made in cash and accounted as a “Cash-Settled LTIP Award” (please refer to Cash-Settled LTIP Awards). To date, all grants made under the LTIP have been granted to award recipients that are resident and employed in countries outside of Japan and are subject to settlement either in ADSs or cash, and no grants to be settled in shares of the Company common stock have been made.

The total compensation expense recognized related to these plans was 20,084 million JPY, 29,122 million JPY and 37,663 million JPY during the years ended March 31, 2019, 2020 and 2021, respectively.
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2019	2020	2021
BIP:
Weighted average fair value at grant date	¥4,631	¥3,857	¥3,765
ESOP:
Weighted average fair value at grant date	4,678	3,857	3,765
Equity-Settled LTIP:
Weighted average fair value at grant date			1,907 (US$17.64 in contractual currency)
The grant date fair value for BIP and ESOP was calculated using the share price of the Company common stock on the grant date while the grant date fair value for LTIP was calculated using the share price of ADS as it was determined to be approximately the same as the fair value of the awards. One ADS equals 0.5 of the Company common stock.
The following table summarizes the award activity related to the stock incentive plans (number of awards):

	For the Year Ended March 31
	2019		2020		2021
	BIP	ESOP	BIP	ESOP	BIP	ESOP	Equity-Settled LTIP
At beginning of the year	433,260	6,891,762	485,232	7,939,675	819,229	13,398,751	—
Granted	252,647	5,021,627	591,508	11,152,440	518,965	791,687	25,223,010
Forfeited/expired before vesting	(17,832)	(781,033)	(22,689)	(2,003,789)	—	(794,005)	(1,744,170)
Settled	(182,843)	(3,192,681)	(234,822)	(3,689,575)	(302,351)	(5,644,481)	—
Transfer to Cash-Settled LTIP	—	—	—	—	—	—	(65,846)
At end of the year	485,232	7,939,675	819,229	13,398,751	1,035,843	7,751,952	23,412,994
There were no exercisable shares as of March 31, 2019, 2020, and 2021. The weighted average remaining contractual life of the outstanding awards was one year as of each year end for both the BIP, the ESOP and the LTIP plans.
Cash-Settled Awards
Takeda has a phantom stock appreciation rights (“PSARs”) plan and a restricted stock units (“RSUs”) plan for certain of employees of subsidiaries of the Company. The value of these awards is linked to share price of the Company and are settled in cash. Moreover, where settlement of awards granted under the LTIP described under “—Equity Settled Plans” above in ADSs or shares of common stock is not permissible due to legal, regulatory and/or administrative reasons, such awards are settled in cash. The total compensation expense recorded associated with these plans was 894 million JPY and 1,765 million JPY during the years ended March 31, 2020 and 2021. A reversal of total compensation expense of 1,297 million JPY was recorded during the year ended March 31, 2019. The total liability reflected in the consolidated statements of financial position as of March 31, 2020 and 2021, is 1,620 million JPY and 2,115 million JPY, respectively.
Phantom stock appreciation rights (“PSARs”)
The PSARs vest one third each year over a three-year period from the end of the fiscal year during which the awards were granted and can be exercised for a period of ten years from the end of the fiscal year during which the awards were granted. The awards are settled through a cash payment to the holder based on the difference between the share price of the Company at the date of exercise, and the share price at the date of grant.
The following table summarizes the award activity related to the PSARs (the number of awards) (1 award represents 1 share of the Company common stock) :

	For the Year Ended March 31
	2019		2020		2021
	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)
As of beginning of the year	4,584,937	¥4,650	4,175,347	¥4,849	2,686,749	¥4,873
Exercised	(214,296)	4,428	(17,737)	4,284	—	—
Forfeited/expired after vesting	(195,294)	4,940	(1,470,861)	4,562	(416,310)	4,641
As of end of the year	4,175,347	4,849	2,686,749	4,873	2,270,439	4,997

All PSARs were vested and exercisable as of March 31, 2019, 2020 and 2021. There was no intrinsic value of vested cash-settled share-based payments as of March 31, 2020 and 2021.
Restricted stock units (RSUs)
The RSUs vest one third each year over a three-year period from the end of the fiscal year during which the awards were granted. The RSUs are settled upon vesting based on the share price at the vesting date plus any dividends paid on shares during the vesting period. There is no exercise price payable by the holder.
The following table summarizes the award activity related to the RSUs (the number of awards) (1 award represents 1 share of the Company common stock):

	For the Year Ended March 31
	2019	2020	2021
As of the beginning of the year	398,479	401,153	1,439,536
Granted	279,436	1,403,045	23,541
Forfeited/expired before vesting	(92,829)	(188,383)	(155,551)
Settled	(183,933)	(176,279)	(529,075)
As of the end of the year	401,153	1,439,536	778,451
There are no exercisable balances as of March 31, 2019, 2020 and 2021.
Cash-Settled LTIP Awards
As noted above, for purposes of restricted stock unit awards and performance stock units granted under the LTIP in countries where settlement in ADSs is not permissible due to legal, regulatory and/or administrative reasons, such grants are structured such that settlement is to be made in cash and accounted for as Cash-Settled LTIP Awards.
The following table summarizes the award activity related to the Cash-Settled LTIP Awards (the number of awards)(1 award represents 1 ADS):

For the Year Ended March 31
2021
As of the beginning of the year	—
Granted	286,316
Forfeited/expired before vesting	(29,478)
Settled	(59,690)
Transfer from Equity-Settled LTIP	65,846
As of the end of the year	262,994
There are no exercisable balances as of March 31, 2021.